Business and segmental reporting - Companys revenue contribution (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Business and segmental reporting
Revenues	$ 405,784	$ 395,978	$ 445,741
Number of reportable segments | segment	1
Number Of Vessels Employed | item	19
Spot Charters [Member]
Business and segmental reporting
Revenues	$ 392,107	395,577	437,189
Time charters [Member]
Business and segmental reporting
Revenues	13,635		7,917
Pooling Arrangements [Member]
Business and segmental reporting
Revenues			3
Other revenue [Member]
Business and segmental reporting
Revenues	$ 42	$ 401	$ 632